1. ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Jun. 30, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.  ORGANIZATION AND BUSINESS OPERATIONS

Ontario Solar Energy Corporation (“the Company”) was incorporated under the laws of the Province of Ontario, Canada on September 3, 2009. The Company is in the development stage as defined under the Financial Accounting Standards Board (“FASB”) codification 915 “Development Stage Entities” and it intends to commence business operations by providing consulting services to solar energy developers in Ontario, Canada.  The Company has not generated any revenue in 2013 and only generated $164,975 in revenue since inception. Consequently its operations are subject to all risks inherent in the establishment of a new business enterprise.